Share Capital - Outstanding RSUs (Details) - Restricted stock units											12 Months Ended
	Nov. 21, 2022 item	Oct. 28, 2022 item	Sep. 22, 2022 item	Sep. 21, 2022 item	Sep. 06, 2022 item	Aug. 18, 2022 item	Aug. 17, 2022 item	Aug. 11, 2022 item	Jul. 29, 2022 item	Apr. 22, 2022 EquityInstruments	Dec. 31, 2022 item
Share Capital
Balance, December 31, 2021											0
Granted	600,000	820,000	300,000	988,961	608,108		675,676	206,200	1,124,569	2,480,532	7,804,046
Exercised	600,000	820,000			608,108	675,676			1,124,569		3,828,353
Balance, December 31, 2022											3,975,693